INTANGIBLE ASSETS, NET (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Intangible Asset, Goodwill and Other [Abstract]
Intangible Asset, Finite-Lived, Amortization Expense	$ 9,559	$ 74,400	$ 103,379